Restatement (Details)	3 Months Ended
Mar. 31, 2022 USD ($) $ / shares shares
Restatement (Details) [Line Items]
Interest expense (in Dollars) | $	$ 139,439
Number of warrants (in Shares) | shares	78,292
Increase to loss per share	$ 0.02
Minimum [Member]
Restatement (Details) [Line Items]
Increase to loss per share	0.35
Maximum [Member]
Restatement (Details) [Line Items]
Increase to loss per share	$ 0.37